Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Accrued Liabilities [Abstract]
Accrued Liabilities

(9) Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Accrued merchant fees	$39,473	$32,619
Deferred acquisition purchase price (1)	20,580	—
Accrued compensation	18,050	12,501
Accrued taxes	14,623	23,033
Accrued purchases	10,001	2,392
Accrued merchant settlement amounts	9,869	17,365
Accrued maintenance fees	8,945	5,186
Accrued cash rental and management fees	8,235	4,570
Accrued interest expense	6,128	6,140
Accrued armored fees	4,876	5,271
Accrued interest rate swap payments	3,001	2,211
Accrued ATM telecommunications costs	2,613	1,682
Accrued processing costs	1,957	939
Other accrued expenses	31,615	23,867
Total	$179,966	$137,776

(1)	This amount represents purchase price consideration on the Sunwin acquisition that will be paid in the first quarter of 2015.